NOTES PAYABLE (Credit Facility and Termination Agreement) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 11, 2013	Oct. 31, 2013	Dec. 31, 2013	Jul. 06, 2015
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,500,000
TCA Global Credit Master Fund, LP [Member]
Debt Instrument [Line Items]
Stock redeemed, shares		174,010
Stock redeemed, value		$ 175,000
Tca Global Credit Master Fund Lp First Amendment To Credit Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 5,000,000
Debt instrument, face amount	550,000
Proceeds from Long-term Lines of Credit	$ 486,425
Repayments of Lines of Credit		$ 550,000
Stock redeemed, shares		174,010
Stock redeemed, value		$ 175,000
Debt issuance costs			$ 274,737
Interest expense			$ 274,737